Commitments and Contingencies (Details Textual)		12 Months Ended
	Jan. 01, 2010 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Area of Rental Square Feet of Office Space | a	6,000
Lease Commenced Date	Jan. 01, 2010
Lease Expiration Date	Dec. 31, 2016
Operating Leases, Rent Expense	$ 3,375
Operating Leases, Rent Expense, Net		$ 40,500	$ 40,500
Lease Extension Date, Description	lease extension dated August 14, 2014